Northern Lights Fund Trust

Probabilities Fund

Incorporated herein by reference is the definitive version of the supplement for Probabilities Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 12, 2018 (SEC Accession No. 0001580642-18-000817.